Parent Only Financial Information	12 Months Ended
Dec. 31, 2023
Parent Only Financial Information [Abstract]
PARENT ONLY FINANCIAL INFORMATION

20. PARENT ONLY FINANCIAL INFORMATION

The following presents condensed parent company only financial information of Neo-Concept International Group Holdings Limited.

Condensed balance sheets

	As of December 31,
	2022	2023	2023
	HKD	HKD	US$
Current assets
Amount due from the shareholder	8,775	8,775	1,125
Non-current assets
Interests in a subsidiary	780	780	100
Total assets	9,555	9,555	1,225

Liabilities and shareholders’ deficit
Current liabilities
Amounts due to a subsidiary	780	149,867	19,187
Amounts due to a related party	71,999	—	—
Total liabilities	72,779	149,867	19,187

Shareholders’ deficit
Ordinary shares: US$0.0000625 par value, 800,000,000 shares authorized as of December 31, 2022 and 2023; 18,000,000 shares issued and outstanding as of December 31, 2022 and 2023	8,775	8,775	1,125
Accumulated losses	(71,999)	(149,087)	(19,087)
Total shareholders’ deficit	(63,224)	(140,312)	(17,962)
Total liabilities and shareholders’ deficit	9,555	9,555	1,225

Condensed statements of loss

	For the years ended December 31,
	2021	2022	2023	2023
	HKD	HKD	HKD	US$
Operating expenses
General and administrative expenses	(29,999)	(42,000)	(77,088)	(9,869)
Total operating expenses	(29,999)	(42,000)	(77,088)	(9,869)
Loss before income taxes	(29,999)	(42,000)	(77,088)	(9,869)
Income taxes	—	—	—	—
Net loss	(29,999)	(42,000)	(77,088)	(9,869)

Condensed statements of cash flows

	For the years ended December 31,
	2021	2022	2023	2023
	HKD	HKD	HKD	US$
Cash flows from operating activities
Net loss	(29,999)	(42,000)	(77,088)	(9,869)
Changes in operating assets and liabilities	—	—	—	—
Net cash used in operating activities	(29,999)	(42,000)	(77,088)	(9,869)
Cash flows from investing activities
Cash from (used in) investing activities	—	—	—	—
Cash flows from financing activities
Amount due to a related party	29,999	42,000	77,088	9,869
Cash flows from financing activities	29,999	42,000	77,088	9,869
Net increase (decrease) in cash and cash equivalents	—	—	—	—
Cash and cash equivalents at the beginning of the year	—	—	—	—
Cash and cash equivalents at the end of the year	—	—	—	—

(i)	Basis of presentation

The Company was incorporated under the laws of the Cayman Islands as an exempted company with limited liability on July 29, 2021 and as a holding company.

Neo-Concept Apparel Group Limited (“NCA”), a British Virgin Island business company limited by shares, is the immediate holding company of Neo-Concept International Company Limited, which, in turn, holds the entire equity interests in Neo-Concept International Company Limited, a company incorporated in Hong Kong with limited liability, and Neo-Concept (NY) Corporation, a company incorporated in the United States of America with limited liability.

The equity interest of NCA was ultimately held as to 94% by Ms. Eva Yuk Yin Siu (“Ms. Siu”) and 6% by Ms. Man Chi Wai (“Ms. Wai”) through certain intermediate holding companies.

On October 29, 2021, the entire equity interest of NCA (representing 100 shares) was transferred to the Company by Ms. Siu and Ms. Wai in exchange for 100 shares of Neo-Concept (BVI) Limited, a then 100% held subsidiary of the Company, to Splendid Vibe Limited, a company incorporated in BVI and was held as to 94% by Ms. Siu and 6% by Ms. Wai ultimately. Accordingly, NCA became a wholly owned subsidiary of the Company.

In the condensed parent-company-only financial statements, the Company’s investment in NCA is stated at cost plus equity in undistributed earnings of NCA since the date of acquisition. The Company’s share of net loss of NCA is included in condensed statements of loss and comprehensive loss using the equity method. These condensed parent-company-only financial statements should be read in connection with the consolidated financial statements and notes thereto.

The condensed parent-company-only financial statements are presented as if the incorporation of the Company and its acquisition of NCA had taken place at January 1, 2020 and throughout the period as at the date before the Group Reorganization.

(ii)	Restricted Net Assets

Schedule I of Rule 5-04 of Regulation S-X requires the condensed financial information of registrant shall be filed when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. For purposes of the above test, restricted net assets of consolidated subsidiaries shall mean that amount of the registrant’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries in the form of loans, advances or cash dividends without the consent of a third party (i.e., lender, regulatory agency, foreign government, etc.).

The condensed parent company financial statements have to be prepared in accordance with Rule 12-04, Schedule I of Regulation S-X if the restricted net assets of the subsidiaries of Neo-Concept International Group Holdings Limited exceed 25% of the consolidated net assets of Neo-Concept International Group Holdings Limited. The abilities of the Company’s subsidiaries in Hong Kong, the United Kingdom and the United States to pay dividends are not restricted. In this connection, the restricted net assets of the subsidiaries of the Company does not exceed 25% of the consolidated net assets of the Company and accordingly the above condensed parent company only financial information of Neo-Concept International Group Holdings Limited is presented for the supplementary reference.

As of December 31, 2022 and 2023, there were no material contingencies, significant provisions of long-term obligations, mandatory dividend or redemption requirements of redeemable stocks or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements, if any.